UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6083
Name of Registrant: Vanguard Ohio Tax-Free Funds
Address of Registrant: P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service: Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2009 – May 31, 2010

Vanguard Ohio Tax-Exempt Funds
Semiannual Report

May 31, 2010

Vanguard Ohio Tax-Exempt Money Market Fund
Vanguard Ohio Long-Term Tax-Exempt Fund

> Amid ongoing state and local budget woes, municipal bonds posted solid returns in the fiscal first half, while money market returns hovered near zero.

> Vanguard Ohio Tax-Exempt Money Market Fund returned 0.08% for the six months ended May 31, 2010, ahead of the average return of its peer group.

> The Ohio Long-Term Tax-Exempt Fund returned more than 3% for the period, trailing its benchmark index but matching the average result of competing funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Ohio Tax-Exempt Money Market Fund.	10
Ohio Long-Term Tax-Exempt Fund.	22
About Your Fund’s Expenses.	39
Trustees Approve Advisory Arrangement.	41
Glossary.	42

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended May 31, 2010
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard Ohio Tax-Exempt Money Market
Fund	0.18%	0.30%	0.08%	0.00%	0.08%
Ohio Tax-Exempt Money Market Funds
Average					0.02
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Ohio Long-Term Tax-Exempt Fund	3.38%	5.55%	2.08%	1.09%	3.17%
Barclays Capital 10 Year Municipal Bond Index					3.46
Ohio Municipal Debt Funds Average					3.18
Ohio Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
7-day SEC yield for the Ohio Tax-Exempt Money Market Fund; 30-day SEC yield for the Ohio Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Your Fund’s Performance at a Glance
November 30, 2009 , Through May 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.001	$0.000
Vanguard Ohio Long-Term Tax-Exempt Fund	$11.93	$12.06	$0.245	$0.000

Chairman’s Letter

Dear Shareholder,

Municipal bonds performed well in the six months ended May 31, 2010, even as serious budget shortfalls at the state and local levels continued to take center stage nationwide. Vanguard Ohio Long-Term Tax-Exempt Fund returned a respectable 3.17%, slightly behind the 3.46% return of its national benchmark index, but virtually the same as the average return of its state peers.

Anchored by Federal Reserve policy to stimulate the economy, both taxable and tax-exempt money market rates and returns remained near zero. Vanguard Ohio Tax-Exempt Money Market Fund returned only 0.08%, but the fund’s low expenses helped it stay ahead of the average return of its peer group.

Low short-term returns led many investors seeking tax-exempt income to favor the somewhat higher interest rates available on longer-term securities, which raised these bonds’ prices and lowered yields. For the longest-term bonds, yields were dampened by firm demand in the face of a reduction in supply of new issues. In fact, many tax-exempt yields have been near their four-decade lows.

As of May 31, the 30-day SEC yield of the Ohio Long-Term Tax-Exempt Fund was 3.38%, down from 3.47% on November 30. The Ohio Tax-Exempt Money Market Fund’s 7-day SEC yield was relatively unchanged at 0.18% (versus 0.19% on November 30). As shown on page 1, the taxable-equivalent yield of each fund was higher.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Money Market Fund had some exposure to these securities, but the Long-Term Fund did not.

Surprising developments, fast-changing sentiment

For most of the past six months, corporate and municipal bonds were the fixed income market’s best performers, although returns were generally tepid compared with last year’s exceptional rally. Municipal bonds again outpaced the broad taxable bond market. Riskier securities delivered the highest returns, while the prices of low-risk U.S. Treasury securities drifted lower. These dynamics reflected both optimism that the U.S. economic recovery was gaining traction, enhancing the creditworthiness of borrowers, and investors’ wide-ranging search for yield in response to record-low short-term interest rates.

Toward the end of the period, however, investors—rattled by Europe’s sovereign debt crisis—retreated into U.S. Treasuries. For the full six months, the broad taxable market returned a little more than 2%; municipal securities returned more than 3%.

Amid global stock market turmoil, small-caps were a bright spot

Swift reversals were a theme in the stock market, too. Stock prices rallied at the start of the period, pulled back in January, then surged higher on rapid growth in corporate earnings and pervasive optimism about the

Market Barometer
	Total Returns
	Periods Ended May 31, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.08%	8.42%	5.33%
Barclays Capital Municipal Bond Index	3.60	8.52	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.12	2.67

Stocks
Russell 1000 Index (Large-caps)	1.53%	22.33%	0.67%
Russell 2000 Index (Small-caps)	14.84	33.62	2.77
Dow Jones U.S. Total Stock Market Index	2.78	23.49	1.25
MSCI All Country World Index ex USA (International)	-7.74	11.08	4.49

CPI
Consumer Price Index	0.85%	2.02%	2.33%

strength of the economic recovery. In May, however, as the scope of Europe’s fiscal challenges seemed to expand, stock prices retreated sharply. For the full six months, U.S. stocks returned about 3%. Small-caps, which are less exposed to global turmoil than large-cap multinationals, performed much better than larger stocks.

International stocks posted a weak six-month return. For U.S.-based investors, a strengthening U.S. dollar reduced the value of assets denominated in other currencies.

Firm demand for longer-term munis, less interest in money markets

Vanguard Ohio Long-Term Tax-Exempt Fund’s results reflected several countrywide dynamics as well as individual security selections.

Not surprisingly—given their near-zero returns—tax-exempt money market funds continued to experience net cash outflows. Some of that cash has been reinvested in longer-term funds, helping to support prices.

The unfolding debt crisis in Greece and other European nations also spurred demand as investors became risk-averse, turning to ultra-safe Treasury securities as well as munis. Notwithstanding the fiscal stress faced by state and local governments, munis are still perceived as relatively safe havens, given their historically low default rates and the ability of many issuers to increase taxes to close funding gaps.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Ohio Tax-Exempt Money Market
Fund	0.17%	0.64%
Ohio Long-Term Tax-Exempt Fund	0.17	1.06

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended May 31, 2010, the funds’ annualized expense ratios were: for the Ohio Tax-Exempt Money Market Fund, 0.17%; and for the Ohio Long-Term Tax-Exempt Fund, 0.17%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Ohio Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Funds; for the Ohio Long-Term Tax-Exempt Fund, Ohio Municipal Debt Funds.

Another key driver of tax-exempt bond performance has been the remarkable success of taxable Build America Bonds, some of which Ohio has issued for a variety of improvements to highways and school, correctional, and utility facilities. Created as part of the massive federal stimulus package in early 2009, these bonds provide a federal subsidy to help reduce state and local governments’ borrowing costs.

Nationwide, the issuance of more than $100 billion of taxable Build America Bonds in just over a year has crowded out new tax-exempt issues, causing investors—especially those seeking longer-maturity bonds—to bid up tax-exempt prices (thereby lowering yields). The supply shrinkage has been notable: In the first five months of calendar-year 2010, only about two-thirds of muni issuance was tax-exempt, compared with an average of well above 90% for the January–May period in the last five years.

Investment insight
A word about credit ratings
You may have noticed recently that some municipal securities appear to have been upgraded, even while state and local authorities struggle to balance their budgets and meet their obligations.

This apparent improvement resulted from a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies, which have stressed that the changes are not upgrades. Both agencies now rate municipal debt by the same standards they use to rate corporate debt, a change intended to make ratings more comparable across categories of taxable and tax-exempt bonds. For many municipal issuers—including
Ohio—the result has been a new rating unrelated to any change in the issuer’s financial conditions. The new ratings are reflected in the Fund Profile statistics in this semiannual report.

Another consequence of the agencies’ new approach is that their ratings of municipal borrowers are now clustered in a more narrow range, making it more difficult for individual investors to discriminate among them. This puts a premium on the type of thorough and independent analysis that Vanguard’s highly experienced team of credit analysts conducts as a matter of course. As they continually monitor all the securities in our funds, and evaluate prospective purchases, our analysts even meet face-to-face with issuers’ representatives to get a solid understanding of creditworthiness. We believe the analysts’ independent judgment provides an exceptionally solid grounding for the high credit quality of our funds.

Municipal defaults remain rare despite financial struggles

The health of state and municipal finances often lags that of the national economy, and this appears to be the case in the current economic cycle—the fiscal conditions of state and local governments are likely to remain fragile for at least another year or longer. Fortunately, the state is benefiting from a well-developed and effective process for managing state finances.

In common with most states, Ohio confronts some of the toughest challenges since the Great Depression as it strives to balance its budget—by, for example, dipping into its reserves and delaying a planned income-tax cut—during a tortoise-like economic recovery that drove the state unemployment rate to almost 11%.

Despite such dilemmas in Ohio and other states, municipal default rates across the United States have remained considerably lower than those of corporate debt.

For more information on the funds’ positioning and performance during the last six months, please see the Advisor’s Report following this letter.

Tune out the noise, and focus on the long term

It’s hard to pick up a newspaper or go online without reading about state and local furloughs, teacher layoffs, and stopgap funding measures—not to mention concerns that weak European economies may stunt global economic growth. Even though many of these developments hit close to home, and may tempt you to respond, don’t let them distract you. Instead, focus on maintaining a portfolio that is appropriately balanced among asset classes and is consistent with your investment goals.

Within asset classes, don’t lose sight of the need to diversify your bond holdings, not just your stocks. Recent Vanguard research underscores the benefits of a broadly diversified bond portfolio—regardless of the possible direction of interest rates.

For higher-tax-bracket investors in the state, Vanguard Ohio Tax-Exempt Funds can help provide diversification with the added advantage of exemption from state income taxes, as well as low costs and the seasoned judgment of Vanguard’s team of portfolio managers and credit analysts.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 11, 2010

Advisor’s Report

For the six months ended May 31, 2010, Vanguard Ohio Tax-Exempt Money Market Fund returned 0.08%. This near-zero return was nonetheless greater than the average return of peer-group state funds. The Ohio Long-Term Tax-Exempt Fund returned 3.17%, trailing its national benchmark but matching the average return of competing funds.

The investment environment

As shown in the table, at the end of May municipal bond yields were about where they started the new fiscal year for short-and intermediate-term bonds, but lower for longer-term bonds. Overall, yields were close to a four-decade low.

In addition, the spread in yields between lowest-risk and higher-risk municipal bonds continued to narrow from the extremely wide spans that characterized the muni bond market during the worst of the financial crisis in late 2008 and early 2009. The narrowing was only slightly interrupted by investors’ reaction late in the period to the debt crisis in Europe, which started with uncertainty about whether Greece would be able to meet its obligations.

One response to the ratcheted-up uncertainty about the global economic recovery has been a flight to quality. That fueled demand for U.S. Treasury securities, a traditional safe haven. This dynamic made tax-exempt municipal bonds more attractive, despite the financial stresses imposed on most states and municipalities by the severe recession. Higher demand raises bond prices but reduces yields, because prices and yields move inversely to each other. As the

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2009	2010
2 years	0.61%	0.58%
5 years	1.50	1.59
10 years	2.78	2.80
30 years	4.28	4.00
Source: Vanguard.

European debt crisis began to dominate financial headlines in April and May, Treasury and tax-exempt bond yields fell.

Other factors leading to lower yields were set in motion from opposite ends of the maturity spectrum. With short-term interest rates held close to zero by the Federal Reserve, money market mutual funds such as the Ohio Tax-Exempt Money Market Fund could offer investors virtually no yield. Many investors moved on longer-term municipal bonds and bond funds.

At the longer end of the spectrum, demand for tax-exempt bonds was steady; however, the supply of new tax-exempt issues declined, a result of the growing issuance by state and local governments of taxable Build America Bonds. These “BABs” were created by the American Recovery and Reinvestment Act of 2009, the federal government’s huge economic stimulus package. Through an attractive subsidy, BABs allow states and municipalities to lower their financing costs for a variety of projects, including improvements to highways, schools, and water and sewer systems. Because long-term bonds pay the most interest, the subsidy encourages the issuance of long-term BABs, which in turn reduces the pool of securities available to funds like the Ohio Long-Term Tax-Exempt Fund.

For perspective, before the introduction of BABs, just about all state and municipal bond issuance nationwide consisted of tax-exempt issues. In recent years, total municipal new-issue volume has been running at about $400 billion annually, and BABs have been capturing an increasing share of that supply: More than $100 billion of BABs were issued from April 2009 through May 2010. During the six months ended May 31, Ohio issuers raised about $1.2 billion through BABs and $3.9 billion through traditional munis, compared with combined issuance of $4.2 billion in the first half of fiscal-year 2009. The Vanguard Ohio Tax-Exempt Funds do not generally invest in securities such as BABs, that generate taxable income.

The end result of these market forces is a yield curve that is anchored at zero at the shortest end, extraordinarily steep in the 1- to 10-year range, and flat at the longest end. In fact, during the past six months the yields of traditional AAA-rated 30-year munis dipped below 4% for a time, a rare event.

Management of the funds

The investment world is now waiting for the Federal Reserve’s next move on interest rates. We believe that the Fed will begin to raise rates when there is consistent month-to-month growth in employment, which is necessary to sustain a recovery from the worst recession since the Great Depression.

Our best estimate suggests that the Fed will begin tightening in 2011, although the European debt crisis may now have become a factor influencing the timing of that decision. We have set the durations, or interest rate sensitivity, of our funds accordingly. In other words, our funds are positioned for continued economic recovery, and we are poised to react appropriately when the Fed is ready to take its next steps.

Outlook

As the broad economy continues to bounce back, the condition of stressed-out state and municipal finances is also likely to improve, though slowly and unevenly. We’re sure that you’ll be hearing and reading about the many difficult decisions that Ohio and other states and localities will be making about spending and allocation of resources, especially given the rough-and-tumble political process. Moreover, it may be that federal help will diminish as the U.S. government focuses on its own critical fiscal challenges.

The current state of municipal finances has naturally raised concern among investors about default risk. As a practical matter, there’s a major incentive for a muni bond issuer not to default: It would mean being shut out of the capital markets for years to come. In fact, municipal defaults have been rare: According to data submitted to Congress about the default experience of bonds rated by Moody’s Investors Service, the 10-year cumulative default rate for muni bonds from 1970 to 2009 was a fraction of 1%, compared with a corporate default rate of about 11%. In recent years, muni defaults have often involved nonrated, high-risk projects, such as real estate developments, which we don’t consider suitable for our funds.

Most important, at the heart of the management of our funds is an intimate knowledge of the fiscal conditions of the state and local governments that issue bonds. Such understanding is crucial in evaluating potential purchases and in monitoring bonds already in the portfolio. Our knowledge base—difficult for individual investors to develop on their own, given the complexities of the muni bond market—is constantly refreshed by a team of credit analysts, including sector specialists, who collectively have many decades of experience and work together with portfolio managers and traders to keep on top of municipal conditions. In sum, our credit analyst team is one of the strongest in the business.

We are confident that our analytical insight, our long-term focus, and the portfolios’ low costs will help us deliver competitive returns through both challenging and more normal markets.

Pamela Weishaupt Tynan, Principal,
Portfolio Manager

Justin A. Schwartz, Portfolio Manager, CFA

Marlin G. Brown, Portfolio Manager

Christopher W. Alwine, CFA, Principal,
Head of Municipal Money Market and
Bond Groups

Vanguard Fixed Income Group

June 15, 2010

Ohio Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2010

Financial Attributes
Ticker Symbol	VOHXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.18%
Average Quality	MIG-1
Average Weighted
Maturity	31 days
Average quality: Moody’s Investors Service.

Distribution by Credit Quality (% of portfolio)
MIG-1/SP-1+	90.9%
A-1/P-1	9.1
Ratings: Moody’s Investors Service, Standard & Poor’s.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratio was 0.17%.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
		Ohio Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns
2000	3.95%	3.58%
2001	3.02	2.60
2002	1.41	1.00
2003	0.95	0.55
2004	1.06	0.59
2005	2.21	1.73
2006	3.30	2.84
2007	3.63	3.14
2008	2.40	2.05
2009	0.56	0.31
2010	0.08	0.02
7-day SEC yield (5/31/2010): 0.18%
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Ohio Tax-Exempt Money Market
Fund	6/18/1990	0.32%	2.31%	2.13%

See Financial Highlights for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at www.vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Ohio (98.9%)
Akron OH BAN	1.375%	6/24/10	3,000	3,001
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) VRDO	0.270%	6/1/10 LOC	8,200	8,200
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) VRDO	0.280%	6/1/10 LOC	8,500	8,500
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) VRDO	0.300%	6/7/10 LOC	13,250	13,250
1 American Muni. Power Ohio Inc. (Prairie State
Energy Campus Project) TOB VRDO	0.310%	6/7/10 (12)	5,500	5,500
1 American Muni. Power Ohio Inc. TOB VRDO	0.310%	6/7/10 (12)	9,315	9,315
Avon Lake OH City School Dist. GO	1.250%	8/11/10	3,000	3,005
Avon OH BAN	1.500%	5/11/11	2,840	2,864
Avon OH Local School Dist. BAN	1.000%	12/15/10	2,510	2,517
Bowling Green State Univ. Ohio
General Receipts Rev.	5.750%	6/1/10 (Prere.)	2,250	2,272
Butler County OH BAN	1.250%	8/5/10	7,500	7,507
1 Cincinnati OH City School Dist. GO TOB VRDO	0.290%	6/7/10 (4)	12,390	12,390
Cincinnati OH GO	4.000%	12/1/10	2,045	2,082
Cleveland OH Airport System Rev. VRDO	0.280%	6/7/10 LOC	6,170	6,170
1 Cleveland OH Water Works Rev. TOB VRDO	0.300%	6/7/10	3,850	3,850
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Euclid Avenue Housing Corp. Project) VRDO	0.260%	6/7/10 LOC	2,750	2,750
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Museum of Art) VRDO	0.280%	6/7/10	16,700	16,700
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Museum of Art) VRDO	0.280%	6/7/10	7,300	7,300
Columbus OH City School Dist. BAN	1.500%	12/2/10	7,000	7,037
1 Columbus OH City School Dist. TOB VRDO	0.290%	6/7/10 LOC	10,230	10,230
1 Columbus OH GO TOB VRDO	0.290%	6/7/10	4,360	4,360
Columbus OH GO VRDO	0.270%	6/7/10	3,995	3,995
Columbus OH Regional Airport Auth.
Airport Refunding Rev. (Oasbo Expanded
Asset Program) VRDO	0.280%	6/7/10 LOC	6,380	6,380
Columbus OH Regional Airport Auth.
Airport Refunding Rev. (Oasbo Expanded
Asset Program) VRDO	0.280%	6/7/10 LOC	26,835	26,835

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH Regional Airport Auth.
Airport Refunding Rev. (Oasbo Expanded
Asset Program) VRDO	0.280%	6/7/10 LOC	3,700	3,700
1 Columbus OH Regional Airport Auth.
Rev. TOB VRDO	0.310%	6/7/10 LOC	3,505	3,505
1 Columbus OH Sewer Rev. TOB VRDO	0.290%	6/7/10	4,980	4,980
Cory Rawson OH Local School Dist. BAN	1.500%	6/9/10	6,288	6,289
Cuyahoga Community OH Housing Rev. VRDO	0.240%	6/7/10 LOC	9,935	9,935
Cuyahoga County OH BAN	2.000%	12/1/10	3,990	4,022
Cuyahoga County OH BAN	1.500%	5/12/11	5,000	5,030
Cuyahoga Falls OH BAN	1.000%	12/9/10	4,000	4,012
Dublin OH City School Dist. BAN	1.000%	10/14/10	3,750	3,756
Euclid OH GO BAN	1.500%	12/1/10	2,940	2,952
Franklin County OH Hosp. Rev.
(Doctors OhioHealth Corp.) VRDO	0.290%	6/7/10 LOC	12,500	12,500
Franklin County OH Hosp. Rev.
(Nationwide Childrens) VRDO	0.240%	6/7/10	1,500	1,500
Franklin County OH Hosp. Rev.
(OhioHealth Corp.) VRDO	0.290%	6/7/10	9,400	9,400
Green City OH BAN	1.750%	7/9/10	8,400	8,410
Greene County OH BAN	1.375%	6/22/10	4,350	4,351
Greene County OH BAN	1.500%	11/3/10	2,161	2,169
Hamilton County OH Health Care Fac. Rev.
(The Children’s Home of Cincinnati) VRDO	0.280%	6/7/10 LOC	3,450	3,450
Lake County Ohio BAN	1.500%	7/8/10	2,500	2,502
Lake County Ohio GO	1.000%	10/6/10	1,000	1,002
1 Lakewood OH City School Dist. GO TOB VRDO	0.340%	6/7/10 (4)	3,825	3,825
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.270%	6/7/10	36,280	36,280
Lorain County OH GO	1.750%	9/21/10	1,550	1,556
Lorain County OH GO	1.500%	3/21/11	2,625	2,644
1 Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) TOB VRDO	0.280%	6/7/10 (4)	5,000	5,000
Lorain County OH Hosp. Fac. Rev.
(EMH Regional Medical Center) VRDO	0.280%	6/7/10 LOC	4,600	4,600
1 Lorain County OH Hosp. Rev.
(Catholic Healthcare Partners) TOB VRDO	0.320%	6/7/10 (4)	10,500	10,500
1 Lorain County OH Hosp. Rev.
(Catholic Healthcare Partners) TOB VRDO	0.320%	6/7/10 (4)	10,000	10,000
Lorain County OH Port Auth. Educ. Fac.
(St. Ignatius High School) VRDO	0.260%	6/7/10 LOC	2,050	2,050
Lucas County OH BAN	1.000%	7/22/10	3,000	3,001
Lucas County OH BAN	1.000%	7/22/10	4,130	4,133
Lucas County OH BAN	2.000%	9/16/10	4,505	4,522
Mason OH BAN	1.250%	3/10/11	2,000	2,012
Mason OH City School Dist. BAN	1.500%	2/3/11	2,775	2,795
1 Montgomery County OH Rev.
(Catholic Health Initiatives) TOB VRDO	0.310%	6/7/10	2,635	2,635
1 Montgomery County OH Rev.
(Catholic Health Initiatives) TOB VRDO	0.340%	6/7/10 (4)	6,970	6,970
Montgomery County OH Rev.
(Catholic Health Initiatives) VRDO	0.190%	6/7/10	8,300	8,300
1 Montgomery County OH Rev. TOB VRDO	0.290%	6/7/10	6,445	6,445
1 Montgomery County OH Rev. TOB VRDO	0.340%	6/7/10 (4)	4,995	4,995
Muskingum County OH Hosp. Fac. Rev.
(Genesis System) VRDO	0.260%	6/7/10 LOC	10,740	10,740
North Royalton OH BAN	1.250%	2/23/11	2,000	2,009

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oberlin OH BAN	1.500%	9/23/10	4,000	4,013
Ohio Air Quality Dev. Auth. PCR
(Ohio Valley Electric Corp.) VRDO	0.180%	6/7/10 LOC	4,000	4,000
Ohio Air Quality Dev. Auth. PCR
(Ohio Valley Electric Corp.) VRDO	0.260%	6/7/10 LOC	5,750	5,750
Ohio Air Quality Dev. Rev.
(Dayton Power & Light Co. Project) VRDO	0.280%	6/7/10 LOC	5,000	5,000
1 Ohio Air Quality Dev. Rev. TOB VRDO	0.280%	6/7/10	4,995	4,995
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/10 (4)	5,000	5,084
1 Ohio Collateralize Air Quality Dev. Rev.
(Dayton Power and Light Company Project)
TOB VRDO	0.350%	6/7/10 (13)	8,000	8,000
Ohio Common Schools Capital Fac. Rev.	5.000%	6/15/10 (Prere.)	5,000	5,009
Ohio GO	2.000%	11/1/10	3,000	3,020
Ohio GO	2.000%	11/1/10	2,000	2,013
Ohio GO VRDO	0.190%	6/7/10	20,000	20,000
Ohio GO VRDO	0.250%	6/7/10	3,400	3,400
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) CP	0.350%	6/7/10	5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev.
(Cleveland Health Clinic) VRDO	0.280%	6/1/10	16,955	16,955
Ohio Higher Educ. Fac. Comm. Rev.
(Northern Univ.) VRDO	0.300%	6/7/10 LOC	2,100	2,100
Ohio Higher Educ. Fac. Comm. Rev.
(Oberlin College Project) VRDO	0.190%	6/7/10	3,000	3,000
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hosp. Health System) VRDO	0.240%	6/7/10 LOC	3,700	3,700
Ohio Higher Educ. Fac. Comm. Rev.
(Xavier Univ.) VRDO	0.200%	6/7/10 LOC	7,900	7,900
1 Ohio Higher Educ. Fac. Comm. Rev.
TOB VRDO	0.290%	6/7/10 (13)	5,000	5,000
1 Ohio Higher Educ. GO TOB VRDO	0.290%	6/7/10	8,375	8,375
1 Ohio Housing Finance Agency
Mortgage Rev. TOB VRDO	0.350%	6/7/10	3,955	3,955
1 Ohio Housing Finance Agency
Mortgage Rev. TOB VRDO	0.440%	6/7/10	4,150	4,150
Ohio Housing Finance Agency
Mortgage Rev. VRDO	0.280%	6/7/10	5,000	5,000
Ohio Housing Finance Agency
Mortgage Rev. VRDO	0.300%	6/7/10	8,000	8,000
Ohio Housing Finance Agency
Mortgage Rev. VRDO	0.320%	6/7/10	7,500	7,500
Ohio Housing Finance Agency
Mortgage Rev. VRDO	0.320%	6/7/10	11,530	11,530
Ohio Housing Finance Agency
Mortgage Rev. VRDO	0.320%	6/7/10	3,500	3,500
Ohio Housing Finance Agency
Mortgage Rev. VRDO	0.330%	6/7/10	6,000	6,000
Ohio Housing Finance Agency
Mortgage Rev. VRDO	0.330%	6/7/10	9,040	9,040
Ohio Housing Finance Agency
Mortgage Rev. VRDO	0.330%	6/7/10	8,580	8,580
Ohio Infrastructure Improvement GO VRDO	0.190%	6/7/10	8,500	8,500
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	0.300%	6/1/10	4,100	4,100

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	0.300%	6/1/10	7,305	7,305
1 Ohio State Higher Educ. Fac. TOB VRDO	0.290%	6/7/10	3,700	3,700
1 Ohio State Higher Educ. TOB VRDO	0.290%	6/7/10 LOC	4,965	4,965
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.300%	6/1/10	2,600	2,600
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.290%	6/7/10	5,170	5,170
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.290%	6/7/10	6,745	6,745
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.290%	6/7/10	6,495	6,495
Ohio State Univ. CP	0.280%	6/10/10	10,000	10,000
Ohio State Univ. CP	0.280%	7/8/10	12,400	12,400
Ohio State Univ. General Receipts Rev.	5.250%	12/1/10	1,155	1,183
Ohio State Univ. General Receipts Rev. VRDO	0.210%	6/7/10	6,460	6,460
Ohio State Univ. General Receipts Rev. VRDO	0.250%	6/7/10	2,475	2,475
Ohio State Water Dev. Auth. Pollution
Control Loan Fund BAN	5.000%	11/1/10	5,000	5,097
1 Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	0.280%	6/7/10	15,700	15,700
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.290%	6/1/10 LOC	3,600	3,600
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.250%	6/7/10 LOC	15,000	15,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.260%	6/7/10 LOC	1,500	1,500
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.270%	6/7/10 LOC	4,000	4,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.330%	6/7/10 LOC	10,000	10,000
Ohio Water Dev. Auth. Rev.	4.000%	12/1/10	1,500	1,528
Ohio Water Dev. Auth. Rev. (Fresh Water) CP	0.380%	9/15/10	8,000	8,000
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.270%	6/7/10	28,645	28,645
Portage County OH BAN	1.500%	9/30/10	4,000	4,009
Salem OH Hosp. Rev. (Salem Community
Hosp. Project) VRDO	0.270%	6/7/10 LOC	2,985	2,985
South Euclid OH BAN	1.750%	9/30/10	2,000	2,009
1 Toledo Lucas County OH Port Auth.
Airport Rev. (Flight Safety) VRDO	0.340%	6/7/10	5,500	5,500
Toledo OH City Services Special
Assessment VRDO	0.260%	6/7/10 LOC	6,200	6,200
Univ. of Cincinnati OH General Receipts BAN	2.000%	7/21/10	2,500	2,503
Univ. of Cincinnati OH General Receipts BAN	1.500%	12/16/10	5,250	5,278
Univ. of Cincinnati OH General Receipts BAN	1.500%	5/12/11	4,000	4,025
Univ. of Toledo OH General Receipts VRDO	0.320%	6/1/10 LOC	6,300	6,300
Upper Arlington OH City School Dist. TAN	2.000%	6/24/10	2,100	2,101
Warren OH Health Care Fac.
(Otterbein Homes Project) VRDO	0.260%	6/7/10 LOC	10,520	10,520
Warren OH Health Care Fac.
(Otterbein Homes Project) VRDO	0.260%	6/7/10 LOC	3,385	3,385
Xenia OH Community City School Dist. GO
(School Fac. Construction & Improvement)	1.700%	7/29/10	3,000	3,007
				827,046
Puerto Rico (1.7%)
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.290%	6/7/10	6,000	6,000
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.410%	6/7/10	7,875	7,875
				13,875
Total Tax-Exempt Municipal Bonds (Cost $840,921)				840,921

Ohio Tax-Exempt Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (-0.6%)
Other Assets	9,086
Liabilities	(13,982)
(4,896)
Net Assets (100%)
Applicable to 835,870,652 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	836,025
Net Asset Value Per Share	$1.00

At May 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	836,023
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2
Net Assets	836,025

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $203,725,000, representing 24.4% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	1,415
Total Income	1,415
Expenses
The Vanguard Group—Note B
Investment Advisory Services	96
Management and Administrative	502
Marketing and Distribution	140
Custodian Fees	4
Shareholders’ Reports	2
Trustees’ Fees and Expenses	1
Total Expenses	745
Net Investment Income	670
Realized Net Gain (Loss) on Investment Securities Sold	2
Net Increase (Decrease) in Net Assets Resulting from Operations	672
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	670	5,781
Realized Net Gain (Loss)	2	142
Net Increase (Decrease) in Net Assets Resulting from Operations	672	5,923
Distributions
Net Investment Income	(670)	(5,781)
Realized Capital Gain	—	—
Total Distributions	(670)	(5,781)
Capital Share Transactions (at $1.00)
Issued	234,891	573,204
Issued in Lieu of Cash Distributions	628	5,412
Redeemed	(346,660)	(727,714)
Net Increase (Decrease) from Capital Share Transactions	(111,141)	(149,098)
Total Increase (Decrease)	(111,139)	(148,956)
Net Assets
Beginning of Period	947,164	1,096,120
End of Period	836,025	947,164
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.006	.024	.036	.033	.022
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.006	.024	.036	.033	.022
Distributions
Dividends from Net Investment Income	(.001)	(.006)	(.024)	(.036)	(.033)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.006)	(.024)	(.036)	(.033)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.08%	0.56%	2.40%	3.63%	3.30%	2.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$836	$947	$1,096	$1,168	$1,036	$910
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.17%[3]	0.11%[3]	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.15%[2]	0.57%	2.38%	3.57%	3.26%	2.19%
1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $153,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Ohio Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2010

Financial Attributes
		Barclays
		Capital
		10 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	269	8,565	46,449
Average Quality	AA-	AA/AA-	AA/AA-
Yield to Maturity
(before expenses)	3.5%	3.3%	3.4%
Average Coupon	4.9%	4.9%	5.0%
Average Duration	6.8 years	7.0 years	8.2 years
Average Effective
Maturity	8.0 years	9.9 years	13.5 years
Ticker Symbol	VOHIX	—	—
Expense Ratio[1]	0.17%	—	—
30-Day SEC Yield	3.38%	—	—
Short-Term
Reserves	4.7%	—	—

Volatility Measures
Barclays Capital
	10 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.88	0.99
Beta	0.90	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	7.5%
1 - 3 Years	9.4
3 - 5 Years	15.6
5 - 10 Years	49.2
10 - 20 Years	9.2
20 - 30 Years	4.6
Over 30 Years	4.5

Distribution by Credit Quality (% of portfolio)
AAA	15.1%
AA	52.7
A	22.3
BBB	7.3
Not Rated	2.6

Investment Focus

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratio was 0.17%.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
				Barclays Capital
				10 Year Municipal
				Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	5.57%	3.22%	8.79%	7.65%
2001	5.13	3.73	8.86	8.22
2002	4.86	1.82	6.68	6.67
2003	4.62	2.82	7.44	6.88
2004	4.47	-0.96	3.51	4.03
2005	4.36	-1.16	3.20	3.01
2006	4.53	1.60	6.13	6.17
2007	4.32	-1.61	2.71	3.51
2008	4.13	-7.74	-3.61	-0.42
2009	4.76	8.85	13.61	12.67
2010	2.08	1.09	3.17	3.46
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Ohio Long-Term
Tax-Exempt Fund	6/18/1990	9.47%	4.45%	4.62%	0.88%	5.50%

See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
Ohio (98.1%)
Akron OH GO	5.500%	12/1/18 (14)	1,315	1,397
Akron OH Income Tax Rev.
(Community Learning Center)	5.000%	12/1/27 (14)	6,300	6,504
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	6/1/38	5,625	5,550
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) VRDO	0.280%	6/1/10 LOC	2,500	2,500
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) VRDO	0.280%	6/1/10 LOC	1,200	1,200
American Muni. Power Ohio Inc.	5.000%	2/15/23	4,000	4,349
American Muni. Power Ohio Inc.	5.000%	2/15/24	1,215	1,308
American Muni. Power Ohio Inc.	5.000%	2/15/38	19,885	20,202
American Muni. Power Ohio Inc.	5.750%	2/15/39 (12)	4,500	4,851
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14 (2)	2,625	2,678
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15 (2)	2,865	2,915
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16 (2)	1,015	1,036
American Muni. Power Ohio Inc.
Electricity Purchase Rev.	5.000%	2/1/13	3,000	3,145
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,401
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,401
Bowling Green State Univ. Ohio
General Receipts Rev.	5.750%	6/1/10 (3)(Prere.)	1,190	1,202
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/24	14,420	12,883
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.875%	6/1/30	2,825	2,279
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.750%	6/1/34	4,000	3,046
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	6.000%	6/1/42	2,750	2,056
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.875%	6/1/47	5,760	4,126
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	6.500%	6/1/47	2,250	1,771
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,756
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,851
Butler County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.000%	5/15/31 (14)	5,000	4,942

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Butler County OH Waterworks Rev.	5.250%	12/1/21 (2)	4,000	4,357
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	805	863
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	950	1,019
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	1,080	1,158
Canal Winchester OH Local School Dist. GO	5.000%	6/1/15 (14)(Prere.)	3,030	3,473
Centerville OH City School Dist. GO	5.000%	12/1/30 (4)	9,260	9,728
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/28 (14)	4,000	4,632
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/30 (14)	3,705	4,264
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/31 (14)	3,000	3,434
1 Cincinnati OH City School Dist. GO TOB VRDO	0.540%	6/7/10 (3)LOC	2,790	2,790
1 Cincinnati OH City School Dist. GO TOB VRDO	0.540%	6/7/10 (3)LOC	2,280	2,280
Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/23 (4)	1,620	1,753
Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/32 (4)	8,000	8,330
Cincinnati OH Econ. Dev. Rev. (Baldwin)	4.875%	11/1/38	7,870	7,852
Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	1,380	1,451
Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,415	1,466
Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,135	1,176
Cleveland OH GO	5.375%	9/1/12 (2)	1,000	1,096
Cleveland OH GO	5.500%	10/1/20 (2)	7,350	8,665
Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,143
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,566
Cleveland OH Income Tax Rev.	5.000%	10/1/29 (12)	7,180	7,555
Cleveland OH Public Power System Rev.	5.000%	11/15/28 (14)	1,250	1,303
Cleveland OH Public Power System Rev.	0.000%	11/15/33 (14)	6,895	1,899
Cleveland OH State Univ. Rev.	5.250%	6/1/19 (14)	2,825	3,092
Cleveland OH State Univ. Rev.	5.000%	6/1/30 (14)	5,000	5,140
Cleveland OH Water Works Rev.	5.500%	1/1/21 (14)	9,635	11,189
1 Cleveland OH Water Works Rev. TOB VRDO	0.300%	6/7/10	2,000	2,000
Columbus OH City School Dist.	4.500%	12/1/29	3,000	3,053
Columbus OH City School Dist.	4.750%	12/1/33	7,000	7,181
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.000%	12/1/22	1,545	1,734
2 Columbus OH GO	5.000%	12/15/13	5,000	5,687
Columbus OH Sewer Rev.	5.000%	6/1/28	4,005	4,319
Columbus OH Sewer Rev.	4.250%	6/1/30	8,700	8,721
Columbus OH Sewer Rev.	5.000%	6/1/31	4,000	4,260
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,055
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,055
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,055
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	1,710	1,757
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation)	6.000%	1/1/32	10,000	10,684
Erie County OH Hosp. Fac. Rev.
(Firelands Regional Medical Center)	5.500%	8/15/22	1,750	1,753
Erie County OH Hosp. Fac. Rev.
(Firelands Regional Medical Center)	5.250%	8/15/46	11,080	9,493
Fairborn OH City School Dist.
School Improvement GO	5.500%	12/1/16 (14)	1,840	1,969
Fairborn OH City School Dist.
School Improvement GO	5.375%	12/1/20 (14)	1,200	1,273
Fairfield County OH Hosp. Rev.
(Lancaster-Fairfield Hosp.)	5.375%	6/15/15 (14)	3,000	3,128
Franklin County OH GO	5.000%	12/1/31	7,500	8,038

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Hosp. Rev.
(Nationwide Childrens)	4.750%	11/1/28	1,500	1,522
Franklin County OH Hosp. Rev.
(Nationwide Childrens)	5.000%	11/1/34	1,500	1,521
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/19	4,035	4,252
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/21	4,465	4,649
Gallia County OH Hosp. Rev.
(Holzer Medical Center)	5.125%	10/1/13 (2)	2,000	2,003
Gallia County OH Local School Dist.	5.000%	12/1/26 (4)	2,075	2,195
Gallia County OH Local School Dist.	5.000%	12/1/27 (4)	2,180	2,295
Gallia County OH Local School Dist.	5.000%	12/1/30 (4)	5,000	5,200
Gallia County OH Local School Dist.	5.000%	12/1/33 (4)	3,500	3,615
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30 (14)	4,040	4,160
Garfield Heights OH City School Dist.
School Improvement GO	5.500%	12/15/11 (14)(Prere.)		1,765
Greene County OH Fac. Rev.
(Kettering Health Network)	5.375%	4/1/34	2,500	2,532
Greene County OH Fac. Rev.
(Kettering Health Network)	5.500%	4/1/39	2,500	2,545
Greene County OH Sewer System Rev.	5.000%	12/1/22 (4)	4,470	4,726
Greene County OH Sewer System Rev.	5.000%	12/1/23 (4)	4,695	4,942
Greene County OH Sewer System Rev.	5.000%	12/1/24 (4)	5,050	5,293
Greene County OH Sewer System Rev.	5.000%	12/1/25 (4)	5,000	5,222
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/20 (14)	1,185	1,309
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/21 (14)	1,245	1,357
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/23 (14)	1,380	1,518
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/24 (14)	185	203
Hamilton County OH Econ. Dev. Rev.
(King Highland Community Urban)	5.250%	6/1/28 (14)	7,290	7,657
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/19 (14)	2,865	3,003
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/20 (14)	3,020	3,148
Hamilton County OH Sales Tax Rev.	5.000%	12/1/25 (2)	5,000	5,197
Hamilton County OH Sales Tax Rev.	5.000%	12/1/26 (2)	5,000	5,177
Hamilton County OH Sales Tax Rev.	5.000%	12/1/32 (4)	10,000	10,451
Hamilton County OH Sewer System Rev.	5.625%	6/1/10 (14)(Prere.)	965	975
Hamilton County OH Sewer System Rev.	5.625%	6/1/10 (14)(Prere.)	755	763
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (14)(Prere.)	1,355	1,448
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (14)(Prere.)	1,000	1,069
Hamilton County OH Sewer System Rev.	5.000%	12/1/31 (14)	5,300	5,567
Hamilton OH City School Dist. GO	5.000%	12/1/26 (4)	3,070	3,248
Hamilton OH City School Dist. GO	5.000%	12/1/28 (4)	5,000	5,247
Hamilton OH City School Dist. GO	5.000%	12/1/34 (4)	2,250	2,322
Highland OH Local School Dist.
School Improvement GO	5.750%	12/1/11 (4)(Prere.)	1,510	1,625
Hilliard OH School Dist. GO	0.000%	12/1/12 (14)	3,220	3,118
Hilliard OH School Dist. GO	0.000%	12/1/13 (14)	3,220	3,037
Hilliard OH School Dist. GO	5.250%	12/1/16 (14)	2,000	2,155
Hilliard OH School Dist. GO	5.000%	12/1/27 (14)	2,895	3,050

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Huber Heights OH City School Dist.	5.000%	12/1/33	3,000	3,139
Huber Heights OH City School Dist.	5.000%	12/1/36	4,000	4,185
Huron County OH Hosp. Fac. Rev.
(Fisher-Titus Medical Center)	5.250%	12/1/37	4,825	4,675
Indian Hill OH Exempt Village
School Dist. Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,391
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/10 (3)(Prere.)	1,000	1,027
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11 (14)(Prere.)	1,675	1,799
Lorain County OH GO	5.500%	12/1/22 (14)	1,500	1,620
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,692
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/21	4,000	4,102
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	5,000	5,055
1 Lorain County OH Hosp. Rev.
(Catholic Healthcare Partners) TOB VRDO	0.320%	6/7/10 (4)	2,780	2,780
3 Lucas County OH GO	5.000%	10/1/40	1,500	1,555
Lucas County OH Hosp. Rev.	5.000%	11/15/38	5,000	5,055
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (14)(ETM)	5,360	5,382
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (14)	640	642
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/15 (2)	2,500	2,530
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/17 (2)	2,075	2,099
Mad River OH Local School Dist. GO	5.750%	12/1/12 (3)(Prere.)	1,195	1,342
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (14)(Prere.)	2,095	2,461
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (14)(Prere.)	2,035	2,391
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (14)(Prere.)	2,140	2,514
Marysville OH WasteWater Treatment System Rev.	5.000%	12/1/31 (10)	2,720	2,761
Mason OH City School Dist.
School Improvement GO	5.000%	12/1/35	2,000	2,105
Medina OH School Dist. COP	5.250%	12/1/37 (12)	7,210	7,595
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/20 (2)	2,000	2,188
Miamisburg OH City School Dist.	4.750%	12/1/36 (12)	3,000	3,046
Middletown OH City School Dist. GO	5.000%	12/1/23 (4)	5,345	5,785
3 Middletown OH Hosp. Fac. Rev.
(Atrium Medical Center) VRDO	0.240%	6/7/10 LOC	16,915	16,915
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,425	1,540
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (Prere.)	1,600	1,729
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/30	7,630	7,810
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/39	5,000	5,145
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	10/1/41 (4)	5,000	5,022
New Albany Plain OH Local School Dist. GO	5.500%	6/1/12 (3)(Prere.)	500	548
New Albany Plain OH Local School Dist. GO	5.500%	12/1/17 (3)	675	725
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11 (2)	1,200	1,182
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12 (2)	1,700	1,642
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10 (3)(Prere.)	1,355	1,391

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Air Quality Dev. Auth. PCR
(Columbus Southern Power)	5.800%	12/1/38	2,000	2,107
Ohio Air Quality Dev. Auth. PCR
(Columbus Southern Power) PUT	3.875%	6/1/14	3,000	3,098
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.625%	6/1/18	7,000	7,576
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	8/1/20	6,000	6,455
Ohio Air Quality Dev. Auth. PCR PUT	3.250%	6/2/14	7,000	7,008
Ohio Building Auth. Rev.
(Adult Correctional Building)	5.250%	10/1/16 (14)	9,830	11,409
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/17	1,040	1,197
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/20	1,265	1,456
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11 (Prere.)	1,585	1,654
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11 (Prere.)	1,500	1,565
Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/11 (4)(Prere.)	1,305	1,391
Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/11 (4)(Prere.)	1,380	1,471
Ohio Common Schools GO	5.000%	6/15/24	8,000	8,465
Ohio Conservation Projects GO	5.000%	8/1/16	12,425	14,387
Ohio GO	5.000%	8/1/13	3,565	4,005
Ohio GO	5.000%	8/1/14	3,000	3,421
Ohio GO	5.500%	11/1/14	4,185	4,879
Ohio GO	5.000%	9/15/15	3,695	4,271
Ohio GO	5.000%	9/15/16	4,000	4,637
Ohio GO	5.000%	9/15/18	5,000	5,827
Ohio GO VRDO	0.190%	6/7/10	955	955
Ohio Higher Educ. Fac. Comm. Rev.	5.500%	12/1/24	2,000	2,195
Ohio Higher Educ. Fac. Comm. Rev.	5.750%	5/1/28	5,000	5,471
Ohio Higher Educ. Fac. Comm. Rev.	5.750%	11/15/40	6,500	6,417
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.250%	12/1/26 (14)	3,520	4,048
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.000%	12/1/27 (2)	2,115	2,167
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	0.290%	6/1/10 LOC	5,700	5,700
Ohio Higher Educ. Fac. Comm. Rev.
(Cleveland Health Clinic)	5.125%	1/1/28	5,000	5,248
Ohio Higher Educ. Fac. Comm. Rev.
(Cleveland Health Clinic)	5.250%	1/1/29	5,000	5,262
Ohio Higher Educ. Fac. Comm. Rev.
(Cleveland Health Clinic)	5.500%	1/1/43	1,460	1,521
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.500%	11/1/11 (Prere.)	1,000	1,080
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.000%	11/1/26	5,815	6,329
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.000%	11/1/32	2,980	3,162
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.000%	4/1/32	3,415	3,425
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College)	5.000%	7/1/41	4,500	4,521
Ohio Higher Educ. Fac. Comm. Rev.
(Northern Univ.)	5.000%	5/1/26	5,275	5,372
Ohio Higher Educ. Fac. Comm. Rev.
(Oberlin College)	5.000%	10/1/33	5,000	5,122

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Educ. Fac. Comm. Rev.
(Summa Health System)	5.750%	11/15/35	1,500	1,488
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hosp. Health System)	5.000%	1/15/17	1,000	1,064
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hosp. Health System)	6.750%	1/15/39	5,000	5,340
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hosp. Health System)	5.250%	1/15/46	20,500	20,433
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hosp. Health System) PUT	3.750%	1/15/13	5,000	5,146
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. of Dayton)	5.375%	12/1/16 (2)	1,795	1,892
Ohio Higher Educ. GO	5.250%	12/1/11 (14)	4,500	4,819
Ohio Higher Educ. GO	5.000%	11/1/14	4,250	4,885
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28	2,505	2,625
Ohio Housing Finance Agency Mortgage Rev.	6.200%	9/1/33	5,430	5,702
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,925
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	11,026
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,720
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,998
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/12 (2)	1,000	1,084
Ohio State Hosp. Rev. (Cleveland Clinic
Health System Obligated Group)	5.500%	1/1/34	2,000	2,052
Ohio State Hosp. Rev. (Cleveland Clinic
Health System Obligated Group)	5.500%	1/1/39	2,000	2,099
Ohio State Hosp. Rev. (Cleveland Clinic
Health System Obligated Group)	5.500%	1/1/39	6,500	6,798
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14	7,520	8,642
Ohio State Univ. General Receipts Rev.	5.000%	12/1/16	5,365	6,235
Ohio State Univ. General Receipts Rev.	5.000%	12/1/17	10,000	11,658
Ohio State Univ. General Receipts Rev.	5.250%	6/1/23	3,000	3,271
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	1,570	1,628
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24 (14)	12,000	13,913
Ohio Water Dev. Auth. PCR	5.000%	6/1/19	1,695	1,981
Ohio Water Dev. Auth. PCR	5.000%	6/1/21	2,460	2,738
Ohio Water Dev. Auth. PCR	5.500%	6/1/22	1,505	1,842
Ohio Water Dev. Auth. PCR	5.500%	6/1/23	2,155	2,673
Ohio Water Dev. Auth. PCR (FirstEnergy) PUT	5.875%	6/1/16 (14)	6,000	6,560
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.290%	6/1/10 LOC	9,250	9,250
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.000%	12/1/19	2,115	2,491
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/22	4,690	5,796
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/23	1,225	1,510
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/23	1,115	1,381
Olentangy OH Local School Dist. GO	5.500%	6/1/12 (Prere.)	1,200	1,313
Olentangy OH Local School Dist. GO	5.500%	12/1/16 (4)	30	32
Olentangy OH Local School Dist. GO	5.000%	12/1/30 (4)	3,765	3,979
Olentangy OH Local School Dist. School
Fac. Construction & Improvement	5.250%	6/1/14 (3)(Prere.)	1,400	1,610
Olentangy OH Local School Dist. School
Fac. Construction & Improvement	5.500%	6/1/14 (3)(Prere.)	2,750	3,189
Reynoldsburg OH School Dist. GO	0.000%	12/1/10 (14)	1,465	1,458
Richland County OH GO	6.950%	12/1/11 (2)	310	312

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,124
Rocky River OH City School Dist. GO	5.375%	12/1/17	2,200	2,496
Ross County OH Hosp. Fac. Rev.
(Adena Health System)	5.750%	12/1/35	10,000	10,243
Scioto County OH Hosp. Rev.
(Southern Ohio Medical Center)	5.500%	2/15/28	9,000	9,140
Scioto County OH Hosp. Rev.
(Southern Ohio Medical Center)	5.750%	2/15/38	6,500	6,621
Shawnee State Univ. Ohio General Receipts Rev.	5.000%	6/1/34 (14)	5,470	5,019
Sugarcreek OH Local School Dist. GO	5.250%	12/1/13 (14)(Prere.)	1,215	1,386
Summit County OH GO	6.250%	12/1/10 (3)(Prere.)	1,420	1,477
Summit County OH GO	6.500%	12/1/10 (3)(Prere.)	2,000	2,083
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,800	2,038
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,910	2,163
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	2,020	2,288
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,420	1,608
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,595	1,806
Summit County OH Sanitary
Sewer System Improvement GO	5.500%	12/1/11 (3)(Prere.)	1,015	1,100
Tallmadge OH City School Dist.	5.000%	12/1/28 (4)	3,030	3,162
Teays Valley OH Local School Dist. GO	5.000%	12/1/27 (14)	3,040	3,234
Tri Valley OH Local School Dist. GO	5.500%	12/1/16 (14)	1,255	1,446
Tri Valley OH Local School Dist. GO	5.500%	12/1/19 (14)	1,785	2,048
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33 (4)	2,000	2,074
Univ. of Cincinnati OH COP	5.500%	6/1/14 (14)	1,000	1,016
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,285	1,366
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,500	1,595
Univ. of Cincinnati OH General Receipts	5.000%	6/1/28 (14)	5,000	5,256
Univ. of Toledo OH General Receipts	5.250%	6/1/11 (3)(Prere.)	1,080	1,133
Univ. of Toledo OH General Receipts VRDO	0.320%	6/1/10 LOC	550	550
Vandalia Butler OH City School Dist.
Montgomery County School Improvement GO	5.000%	12/1/38	3,250	3,412
Westerville OH City School Dist. GO	5.500%	6/1/11 (14)(Prere.)	1,225	1,286
Woodridge OH School Dist. GO	6.800%	12/1/14 (2)	1,515	1,682
Wooster OH School Dist. GO	0.000%	12/1/10 (4)	2,265	2,256
Wooster OH School Dist. GO	0.000%	12/1/11 (4)	2,315	2,279
				978,103
Puerto Rico (2.0%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,731
Puerto Rico GO	5.500%	7/1/29	1,500	1,598
Puerto Rico GO	5.000%	7/1/34	740	732
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,400	3,929
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (4)	2,500	2,660
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/21 (14)	2,000	2,162
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,005	3,243
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	995	1,074
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	305	387
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	2,500	2,824
				20,340
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17	2,000	2,116
Total Tax-Exempt Municipal Bonds (Cost $968,588)				1,000,559

Ohio Long-Term Tax-Exempt Fund

Market
Value•
($000)
Other Assets and Liabilities (-0.3%)
Other Assets	18,577
Liabilities	(21,676)
(3,099)
Net Assets (100%)
Applicable to 82,717,995 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	997,460
Net Asset Value Per Share	$12.06

At May 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	968,066
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2,652)
Unrealized Appreciation (Depreciation)
Investment Securities	31,971
Futures Contracts	75
Net Assets	997,460

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $9,850,000, representing 1.0% of net assets.
2 Securities with a value of $796,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2010.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	20,579
Total Income	20,579
Expenses
The Vanguard Group—Note B
Investment Advisory Services	45
Management and Administrative	652
Marketing and Distribution	116
Custodian Fees	4
Shareholders’ Reports	3
Trustees’ Fees and Expenses	1
Total Expenses	821
Net Investment Income	19,758
Realized Net Gain (Loss)
Investment Securities Sold	1,565
Futures Contracts	(340)
Realized Net Gain (Loss)	1,225
Change in Unrealized Appreciation (Depreciation)
Investment Securities	9,223
Futures Contracts	119
Change in Unrealized Appreciation (Depreciation)	9,342
Net Increase (Decrease) in Net Assets Resulting from Operations	30,325

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,758	36,891
Realized Net Gain (Loss)	1,225	2,404
Change in Unrealized Appreciation (Depreciation)	9,342	67,780
Net Increase (Decrease) in Net Assets Resulting from Operations	30,325	107,075
Distributions
Net Investment Income	(19,758)	(36,891)
Realized Capital Gain	—	—
Total Distributions	(19,758)	(36,891)
Capital Share Transactions
Issued	107,615	201,967
Issued in Lieu of Cash Distributions	14,020	25,917
Redeemed	(66,211)	(148,622)
Net Increase (Decrease) from Capital Share Transactions	55,424	79,262
Total Increase (Decrease)	65,991	149,446
Net Assets
Beginning of Period	931,469	782,023
End of Period	997,460	931,469

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.93	$10.96	$11.88	$12.11	$12.00	$12.24
Investment Operations
Net Investment Income	.245	.498	.506	.510	.521	.527
Net Realized and Unrealized Gain (Loss)
on Investments	.130	.970	(.920)	(.194)	.191	(.140)
Total from Investment Operations	.375	1.468	(.414)	.316	.712	.387
Distributions
Dividends from Net Investment Income	(.245)	(.498)	(.506)	(.510)	(.521)	(.527)
Distributions from Realized Capital Gains	—	—	—	(.036)	(.081)	(.100)
Total Distributions	(.245)	(.498)	(.506)	(.546)	(.602)	(.627)
Net Asset Value, End of Period	$12.06	$11.93	$10.96	$11.88	$12.11	$12.00

Total Return[1]	3.17%	13.61%	-3.61%	2.71%	6.13%	3.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$997	$931	$782	$721	$595	$527
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.17%	0.13%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.09%[2]	4.29%	4.36%	4.30%	4.37%	4.32%
Portfolio Turnover Rate	12%[2]	16%	23%	16%	13%	22%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $182,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Ohio Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,000,559	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	(14)	1,000,559	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	September 2010	(8)	(959)	5
30-Year United States Treasury Bond	September 2010	(50)	(6,133)	70

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2009, the fund had available capital loss carryforwards totaling $2,476,000 to offset future net capital gains through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $1,445,000 through November 30, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

Ohio Long-Term Tax-Exempt Fund

At May 31, 2010, the cost of investment securities for tax purposes was $970,033,000. Net unrealized appreciation of investment securities for tax purposes was $30,526,000, consisting of unrealized gains of $33,662,000 on securities that had risen in value since their purchase and $3,136,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2010, the fund purchased $113,432,000 of investment securities and sold $55,714,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	May 31, 2010	November 30, 2009
	Shares	Shares
	(000)	(000)
Issued	8,965	17,466
Issued in Lieu of Cash Distributions	1,168	2,228
Redeemed	(5,519)	(12,970)
Net Increase (Decrease) in Shares Outstanding	4,614	6,724

H. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2009	5/31/2010	Period
Based on Actual Fund Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,000.77	$0.85
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,031.72	$0.86
Based on Hypothetical 5% Yearly Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,024.08	$0.86

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Ohio Tax-Exempt Money Market Fund, 0.17%; and for the Ohio Long-Term Tax-Exempt Fund, 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio manage-ment process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that
Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in each fund’s peer group. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at- cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
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addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
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© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 23, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, is Incorporated by Reference.